COMMITMENTS AND CONTINGENCIES (Details Narrative)	1 Months Ended
Feb. 28, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Working Interest	18.75%
Danny Hyde [Member]
Defined Benefit Plan Disclosure [Line Items]
Purchased of equipments	$ 450,000